DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 28, 2014	Mar. 31, 2016	Feb. 28, 2014	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 26, 2013
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Gain (loss) on disposal of equity method investments							$ 56,993
Nuomi Inc [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Ownership percentage								31.61%
Equity interest sold (as a percent)			31.61%
Cash consideration received		$ 18,460					49,606
Gain (loss) on disposal of equity method investments			$ 56,993				56,993
Equity method investment sold			$ 68,066
Qianjun Technology [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Cash consideration received	$ 25,000						25,000
Majority equity interest sold (as a percent)	100.00%
Gain (loss) on disposal of equity method investments
Proceeds from Collection of Advance to Affiliate							$ 21,831
Online Gaming [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Disposal of business gross amount				$ 17,500
Proceeds from Collection of Advance to Affiliate				$ 7,500